Provisions	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Provisions
25.	Provisions
Provisions consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Current
Product warranty	US$	1,014.4	Rs.	74,159.9	Rs.	79,097.8
Legal and product liability		273.0		19,958.2		11,630.7
Provision for residual risk		33.1		2,422.5		5,723.6
Provision for environmental liability		4.8		351.5		451.6
Provision for onerous contract		16.1		1,174.4		3,622.5
Restructuring Provision		267.0		19,519.2		—
Employee related and other provisions		148.8		10,896.1		2,765.6	*

Total-Current	US$	1,757.2	Rs.	128,481.8	Rs.	103,291.8

Non-current
Product warranty	US$	1,530.3	Rs.	111,878.8	Rs.	113,874.1
Legal and product liability		98.1		7,173.6		5,065.9
Provision for residual risk		58.1		4,251.3		10,648.3
Provision for environmental liability		30.9		2,255.9		1,606.6
Provision for onerous contract		—		—		4,147.5
Employee benefits obligations		134.0		9,799.9		11,266.1
Other provisions		9.7		708.0		758.3

Total-Non-current	US$	1,861.1	Rs.	136,067.5	Rs.	147,366.8

* Includes provision towards employee claims in foreign subsidiaries.

	Year ended March 31,
	2021		2021		2021		2021		2021		2021
	Product Warranty				Legal and product liability				Restructuring provision
	(In millions)
Balance at the beginning	US$	2,639.5	Rs.	192,971.9	US$	228.4	Rs.	16,696.6	US$	—	Rs.	—
Provision made during the year		832.8		60,884.1		198.0		14,478.6		267.0		19,519.2
Provision used during the year		(1,139.3)		(83,293.5)		(76.7)		(5,610.9)		—		—
Impact of unwind of discounting		38.2		2,791.5		—		—		—		—
Currency translation		173.5		12,684.7		21.4		1,567.5		—		—

Balance at the end	US$	2,544.7	Rs.	186,038.7	US$	371.1	Rs.	27,131.8	US$	267.0	Rs.	19,519.2

Current	US$	1,014.4	Rs.	74,159.9	US$	273.0	Rs.	19,958.2	US$	267.0	Rs.	19,519.2
Non-current	US$	1,530.3	Rs.	111,878.8	US$	98.1	Rs.	7,173.6	US$	—	Rs.	—

	Year ended March 31,
	2021		2021		2021		2021		2021		2021
	Onerous Contract				Provision for residual risk				Provision for environmental liability
	(In millions)
Balance at the beginning	US$	106.3	Rs.	7,770.0	US$	223.9	Rs.	16,371.9	US$	28.2	Rs.	2,058.2
Provision made/(reversed) during the year		(90.2)		(6,595.6)		(71.8)		(5,249.9)		7.4		542.5
Provision used during the year		—		—		(58.7)		(4,284.8)		(2.5)		(180.6)
Currency translation		—		—		(2.2)		(163.4)		2.6		187.3

Balance at the end	US$	16.1	Rs.	1,174.4	US$	91.2	Rs.	6,673.8	US$	35.7	Rs.	2,607.4

Current	US$	16.1	Rs.	1,174.4	US$	33.1	Rs.	2,422.5	US$	4.8	Rs.	351.5
Non-current	US$	—	Rs.	—	US$	58.1	Rs.	4,251.3	US$	30.9	Rs.	2,255.9